Income Taxes (Schedule of Reconciliation of Provision for Income Taxes Using Statutory Tax Rates to Loss Before Income Taxes and Actual Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Tax Disclosure [Abstract]
Provision for income taxes at statutory tax rate in the PRC	$ 1,105	$ 1,549	$ 396
Tax rate differential on entities not subject to PRC income tax	(284)	(797)	(128)
Effect of income for which no income tax is chargeable	(791)	(757)	(666)
Effect of expense for which no income tax is deductible	142	207	1,395
Net change in valuation allowances	(22)	(195)	(788)
Over provision of income tax is previous years	(6)
Effective tax	$ 144	$ 7	$ 209